Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable Net [Text Block]
Note 3 — Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2013	2012

Gaming revenues receivable	$5,182,352	$2,480,961

As of December 31, 2013, accounts receivable were due from four Casino Operators and one gaming promoter and as of December 31, 2013 were 41%, 33%, 12%, 9% and 5% of total receivables, respectively. As of December 31, 2012, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at December 31, 2012 were 42%, 32% and 26% of total receivables, respectively.